UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04518)

Exact name of registrant as specified in charter: Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund
The fund's portfolio
8/31/08 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. Of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.9%)(a)
		Principal
	Rating(RAT)	amount	Value

Guam (0.7%)
Territory of GU, Econ. Dev. & Comm. Auth. Rev. Bonds
(Tobacco Settlement)
5 5/8s, 6/1/47	BBB+/F	$500,000	$442,740
5 1/4s, 6/1/32	BBB+/F	1,650,000	1,479,555
			1,922,295

Massachusetts (90.4%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	2,150,000	2,021,817
Boston, Indl. Dev. Fin. Auth. Swr. Fac. Rev. Bonds
(Harbor Elec. Energy Co.), 7 3/8s, 5/15/15 (SEG)	A+/P	4,165,000	4,173,663
Boston, Wtr. & Swr. Comm. Rev. Bonds, Ser. A, 5 3/4s,
11/1/13 (SEG)	A+/P	7,435,000	7,966,826
Framingham, Hsg. Auth. Rev. Bonds (Beaver Terrace),
Ser. A, GNMA Coll., 6.35s, 2/20/32	AAA	2,100,000	2,220,036
Holden, G.O. Bonds (Multi-Purpose), FGIC, U.S. Govt.
Coll., 5 1/2s, 3/1/20 (Prerefunded)	AAA/P	5,185,000	5,505,485
Lowell, G.O. Bonds, Ser. A, XLCA, 5s, 9/15/22	Aa3	1,750,000	1,800,085
MA Bay Trans. Auth. Sales Tax Rev. Bonds, Ser. C,
5 1/2s, 7/1/16	AA/P	5,000,000	5,704,800
MA State Hsg. Fin. Agcy. FRB (Single Fam. Hsg.), Ser.
126, 4.7s, 6/1/38	Aa2	2,000,000	1,608,400
MA State Rev. Bonds (Single Fam.), Ser. 134, 5.45s,
12/1/28	Aa2	3,190,000	3,089,802
MA State VRDN (Central Artery), Ser. B, 2.55s, 12/1/30	VMIG1	2,100,000	2,100,000
MA State College Bldg. Auth. Rev. Bonds
Ser. B, MBIA, 7s, 5/1/16	Aa2	1,340,000	1,636,475
Ser. B, XLCA, 5 1/2s, 5/1/28	A1	4,000,000	4,391,120
Ser. A, AGO, 5s, 5/1/28	Aaa	2,270,000	2,316,944
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	85,000	85,854
(Lasell College), 6 3/4s, 7/1/31 (Prerefunded)	BB+/P	1,305,000	1,480,027
(Lasell Village), Ser. A, 6 3/8s, 12/1/25 (Prerefunded)	AAA/P	1,210,000	1,247,571
(MA Biomedical Research), Ser. C, 6 1/8s, 8/1/12	Aa3	1,950,000	2,068,950
(MA Biomedical Research), Ser. C, 5 7/8s, 8/1/10	Aa3	1,830,000	1,933,798
(WGBH Edl. Foundation), Ser. A, AMBAC, 5 3/4s, 1/1/42	A/P	5,000,000	5,616,300
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	600,000	521,652
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,750,000	1,665,230
(Hampshire College), 5.7s, 10/1/34	Baa2	1,315,000	1,280,139
(Hampshire College), 5 5/8s, 10/1/24	Baa2	1,000,000	1,008,390
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	3,000,000	2,886,180
(Simmons College), Ser. H, XLCA, 5 1/4s, 10/1/33	A3	1,000,000	986,210
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,100,000	1,031,008
(Middlesex School), 5 1/8s, 9/1/23	A1	1,000,000	1,030,360
(MA College Pharmacy Allied), Ser. E, AGO, 5s, 7/1/31	Aaa	2,000,000	2,009,780
(Mount Holyoke College), 5s, 7/1/28	Aa3	3,000,000	3,086,640
(Holy Cross College), Ser. B, 5s, 9/1/25	Aa3	1,500,000	1,574,595
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB-	550,000	504,268
(First Mtge. - Orchard Cove), 5s, 10/1/18	BB-	515,000	478,667
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/29	Aaa	2,000,000	696,200
(WGBH Edl. Foundation), Ser. B, AGO, zero %, 1/1/28	Aaa	2,000,000	741,620
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6A,
2.55s, 10/1/42	VMIG1	1,500,000	1,500,000
MA State Dev. Fin. Agcy. Higher Ed. Rev. Bonds
(Emerson College), Ser. A
5s, 1/1/19	A-	1,200,000	1,216,236
5s, 1/1/18	A-	580,000	590,637
MA State Edl. Fin. Auth. Rev. Bonds, Ser. E, AMBAC,
5s, 1/1/13	AAA/P	3,625,000	3,639,174
MA State Hlth. & Edl. Fac. Auth. FRN, MBIA, 6.933s,
7/1/18	AA	9,000,000	9,046,980
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30
(Prerefunded)	BBB+/F	2,890,000	3,123,570
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	1,000,000	965,660
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa2	3,125,000	3,198,063
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	1,300,000	1,311,141
(Harvard U.), Ser. N, 6 1/4s, 4/1/20	Aaa	5,000,000	6,054,750
(Learning Ctr. for Deaf Children), Ser. C, 6 1/8s,

7/1/29	Ba2	1,000,000	949,780
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A/F	2,370,000	2,438,209
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/15	Aa2	2,100,000	2,251,326
(Partners Hlth. Care Syst.), Ser. C, 6s, 7/1/14	Aa2	1,460,000	1,572,566
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32	Aa2	150,000	156,275
(Partners Hlth. Care Syst.), Ser. C, 5 3/4s, 7/1/32
(Prerefunded)	AAA	3,850,000	4,231,651
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A1	2,160,000	2,181,190
(Caritas Christian Oblig. Group), Ser. A, 5 5/8s,
7/1/20	BBB	1,995,000	1,978,701
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/16	BBB-	800,000	803,040
(Milton Hosp.), Ser. C, 5 1/2s, 7/1/11	BBB-	1,265,000	1,291,388
(Cape Cod Hlth. Care), Ser. B, 5.45s, 11/15/23	BBB	2,600,000	2,544,594
(Jordan Hosp.), Ser. D, 5 3/8s, 10/1/28	BB-	3,000,000	2,561,610
(Care Group), Ser. B-1, MBIA, 5 3/8s, 2/1/27	AAA	1,030,000	1,053,371
(Care Group), Ser. B-2, MBIA, 5 3/8s, 2/1/27	AAA	1,000,000	1,022,690
(Boston College), Ser. K, 5 3/8s, 6/1/14	Aa3	4,250,000	4,700,585
(Dana-Farber Cancer Inst.), Ser. K, 5 1/4s, 12/1/27	A1	3,000,000	3,037,710
(Partners Hlth. Care Syst.), Ser. B, 5 1/4s, 7/1/11	Aa2	3,000,000	3,084,000
(MA Inst. of Tech.), Ser. I-1, 5.2s, 1/1/28	Aaa	10,000,000	11,033,500
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	755,000	647,820
(MA Inst. of Tech.), Ser. A, 5s, 7/1/38	Aaa	500,000	511,425
(Milford Regl. Med.), Ser. E, 5s, 7/15/37	Baa3	850,000	700,902
(Sterling & Francine Clark), Ser. A, 5s, 7/1/36	Aa2	3,000,000	3,026,850
(Simmons College), Ser. F, FGIC, 5s, 10/1/33
(Prerefunded)	A3	5,245,000	5,745,635
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	750,000	632,025
(Northeastern U.), Ser. R, 5s, 10/1/26	A2	1,165,000	1,171,373
(Worcester City Campus Corp.), Ser. E, FGIC, 5s,
10/1/26	A+	2,000,000	2,053,380
(Fisher College), Ser. A, 5s, 4/1/22	BBB-	1,110,000	1,024,352
(Wellesley College), 5s, 7/1/17	Aaa	1,000,000	1,060,090
(Worcester City Campus Corp.), Ser. F, FGIC, 4 1/2s,
10/1/25	A+	2,735,000	2,636,923
MA State Hlth. & Edl. Fac. Auth. VRDN
(Northeastern U.), Ser. U, 2.1s, 10/1/22	VMIG1	3,600,000	3,600,000
(Harvard U.), Ser. R, 1.9s, 11/1/49	VMIG1	3,300,000	3,300,000
MA State Hsg. Fin. Agcy. Rev. Bonds (Single Fam.
Mtge.), Ser. 86, 5.1s, 12/1/21	Aa2	135,000	131,205
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institution & Newton), 7.9s, 1/1/24	BB-/P	1,500,000	1,502,805
(American Hingham, Wtr. Treatment), 6 3/4s, 12/1/25	BBB+/P	4,520,000	4,534,102
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB-	3,850,000	3,863,437
MA State Port Auth. Rev. Bonds
Ser. A, MBIA, 5s, 7/1/33	AA	2,400,000	2,412,096
Ser. C, FSA, 5s, 7/1/27	Aaa	5,000,000	4,770,750
Ser. A, AMBAC, 5s, 7/1/26	AA	3,000,000	3,090,690
MA State Port Auth. Special Fac. Rev. Bonds (BOSFUEL),
FGIC, 5s, 7/1/27	A2	2,500,000	2,292,925
MA State School Bldg. Auth. Dedicated Sales Tax Rev.
Bonds, Ser. A, FSA
5s, 8/15/26	Aaa	6,000,000	6,202,440
5s, 8/15/23	Aaa	5,000,000	5,220,350
5s, 8/15/20	Aaa	5,000,000	5,294,350
5s, 8/15/17	Aaa	5,000,000	5,436,400
MA State Special Oblig. Dedicated Tax Rev. Bonds,
FGIC, FHLMC Coll., FNMA Coll.
5 1/4s, 1/1/22 (Prerefunded)	A2	2,000,000	2,199,180
5 1/4s, 1/1/20 (Prerefunded)	A2	5,000,000	5,497,950
MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 5, 5 3/8s, 8/1/27	Aaa	4,490,000	4,584,425
Ser. 13, 5s, 8/1/26	Aaa	1,000,000	1,045,290
Ser. 12, 5s, 8/1/20	Aaa	2,645,000	2,828,272
MA State Wtr. Resource Auth. Rev. Bonds, Ser. A
6 1/2s, 7/15/19 (Prerefunded)	A+/P	5,500,000	6,504,465
MBIA, 5s, 8/1/29	Aa2	4,000,000	4,067,320
MBIA, 5s, 8/1/29	Aa2	3,225,000	3,301,691
MBIA, 5s, 8/1/27	Aa2	1,500,000	1,547,820
Milford, G.O. Bonds, FSA, 5 1/8s, 12/15/24	Aaa	2,475,000	2,612,288
Norwell, G.O. Bonds, AMBAC, 5s, 2/15/25	AA+	1,000,000	1,019,900
U. MA Bldg. Auth. Rev. Bonds, Ser. 04-1, AMBAC
5 3/8s, 11/1/16	AA	210,000	231,145
5 3/8s, 11/1/16 (Prerefunded)	AA	790,000	892,384
Westford, G.O. Bonds, FGIC, 5 1/4s, 4/1/20
(Prerefunded)	AAA/P	1,000,000	1,061,590
			262,263,334

Puerto Rico (7.8%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	2,240,000	1,998,259
Cmnwlth. of PR, G.O. Bonds
FGIC, 5 1/2s, 7/1/14	Baa3	500,000	528,485
(Pub. Impt.), Ser. A, 5s, 7/1/13	Baa3	1,395,000	1,434,004
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	4,250,000	4,412,520
AGO, 5s, 7/1/28	Aaa	1,250,000	1,273,238
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. WW, 5 1/4s, 7/1/25	A3	1,350,000	1,363,311
Ser. SS, MBIA, 5s, 7/1/15	AA	1,610,000	1,686,620
Cmnwlth. of PR, Govt. Dev. Bank Rev. Bonds, Ser. B,
5s, 12/1/15	BBB	500,000	512,165
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
I, FGIC, 5s, 7/1/25	BBB+	3,000,000	2,926,470
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)

Ser. M-2, 5 3/4s, 7/1/34	Baa3	1,500,000	1,550,160
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/21	Baa3	3,250,000	3,320,363
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29	Baa3	685,000	675,554
Ser. I, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/29
(Prerefunded)	Baa3	815,000	894,031
			22,575,180

TOTAL INVESTMENTS

Total investments (cost $280,341,407)(b)			$286,760,809

FUTURES CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)
	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

U.S. Treasury Note 10 yr (Short)	80	$9,240,000	Dec-08	$(58,883)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/08 (Unaudited)

		Fixed payments	Total return
Swap counterparty /	Termination	received (paid) by	received by	Unrealized
Notional amount	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
$ 1,743,333	9/22/08	-	4.30% minus	$24,445
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

1,743,333	9/19/08	-	4.30% minus	23,838
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

1,743,333	9/17/08	-	4.30% minus	24,034
			Municipal Market
			Data Index AAA
			municipal yields
			15 Year rate

Total				$72,317

NOTES

(a) Percentages indicated are based on net assets of $290,021,702.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at August 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at August 31, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $280,341,407, resulting in gross unrealized appreciation and depreciation of $9,671,293 and $3,251,891, respectively, or net unrealized appreciation of $6,419,402.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2008.

The rates shown on VRDN, FRB and FRN are the current interest rates at August 31, 2008.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

Education	24.4%
Health care	20.5
Utilities	16.0

The fund had the following insurance concentrations greater than 10% at August 31, 2008 (as a percentage of net assets):

FGIC	10.5%
FSA	10.2

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$-	$(58,883)

Level 2	$286,760,809	$72,317

Level 3	$-	$-

Total	$286,760,809	$13,434

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008